ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2017
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities
	September 30, 2017	September 30, 2016
Accounts payable	$97,522	$8,147
Accrued salaries	5,051	15,752
Accrued production related expenses	145,000	-
Accrued rent	2,000	2,700
Accrued professional fees	6,700	10,000
Total	$256,273	$36,599